Revenues and Deferred Revenue - Additional Information (Details1) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 553,812
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2025-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 65,867
Revenue, remaining performance obligation, expected timing of satisfaction, period	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2026-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 494,244
Revenue, remaining performance obligation, expected timing of satisfaction, period